Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Schedule of Changes in Consolidated Financial Statements in Current and Future years
The effect of these changes on the consolidated financial statements, in current and future years is as follows:

	2017	2018	2019	2020	2021	Subsequently
	NIS millions

Decrease (Increase) in depreciation expenses	19	33	17	5	6	(80)

Schedule of Effect on Consolidated Statements of Financial Position
The effect on the consolidated statements of financial position as at December 31, 2017:

	According to the previous policy	Effect of the standard*	According to IFRS 15

	NIS millions
Intangible assets and others, net	1,167	93	1,260
Current tax assets, net	22	(22)	-
Retained earnings	1,365	71	1,436

Schedule of Effect on Consolidated Statements of Income
The effect on the consolidated statements of income for the year ended December 31, 2017:

	According to the previous policy	Effect of the standard*	According to IFRS 15

	NIS millions

Revenues	3,871	-	3,871
Cost of revenues	(2,680)	-	(2,680)

Gross profit	1,191	-	1,191

Selling and marketing expenses	(572)	93	(479)
General and administrative expenses	(426)	-	(426)
Other income, net	11	-	11

Operating profit	204	93	297

Financing income	52	-	52
Financing expenses	(196)	-	(196)
Financing expenses, net	(144)	-	(144)

Profit before taxes on income	60	93	153

Taxes on income	(18)	(22)	(40)
Profit for the period	42	71	113
Attributable to:
Owners of the Company	41	71	112
Non-controlling interests	1	-	1
Profit for the period	42	71	113

Earnings per share
Basic earnings per share (in NIS)	0.40	0.71	1.11

Diluted earnings per share (in NIS)	0.40	0.70	1.10

Schedule of Effect on Consolidated Statements of Cash Flow
The effect on the consolidated statements of cash flow for the year ended December 31, 2017:

	Year ended December 31, 2017
	According to the previous policy	Effect of the standard*	According to IFRS 15
	NIS millions

Net cash from operating activities	667	107	774
Net cash used in investing activities	(537)	(107)	(644)

* According to the standard, incremental costs of obtaining a contract with a customer are recognized as an asset when it is probable that the Group will recover those costs. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and amortized to profit or loss in accordance with the expected service period from these contracts.

Schedule of Exchange Rates and Known Consumer Price Indexes
Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*
As of December 31, 2017	3.467	221.35
As of December 31, 2016	3.845	220.68
As of December 31, 2015	3.902	221.35

Change during the year:

Year ended December 31, 2017	(9.83)%	0.30%
Year ended December 31, 2016	(1.46)%	(0.30)%
Year ended December 31, 2015	0.33%	(0.90)%

*According to 1993 base index.